Equity (Details 4) (USD $) In Thousands, unless otherwise specified	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive (loss) income
Total	$ (1,808,032)
Predecessor
Accumulated other comprehensive (loss) income
Other expenses		(3,298)	(111,637)	(51,814)
Total		(1,406,723)	(5,213,869)	(4,133,149)
Reclassifications from AOCI | Predecessor
Accumulated other comprehensive (loss) income
Total		(428)	(1,183)	(1,212)
Gains and losses on cash flow hedges | Reclassifications from AOCI | Predecessor
Accumulated other comprehensive (loss) income
Other expenses		(428)	(1,183)	(1,212)
Gains and losses on cash flow hedges | De-designated hedges | Reclassifications from AOCI | Predecessor
Accumulated other comprehensive (loss) income
Other expenses		(416)	(1,130)	(1,130)
Gains and losses on cash flow hedges | Interest rate swap agreements | Reclassifications from AOCI | Predecessor
Accumulated other comprehensive (loss) income
Other expenses		$ (12)	$ (53)	$ (82)